Subsequent Events (Details Narrative) (10K) - USD ($)				1 Months Ended	3 Months Ended	5 Months Ended
	May 22, 2017	Jan. 11, 2017	Jan. 10, 2017	Mar. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Aggregate shares cancelled					19,500,000
Stock issued for, value						$ (2,000)
Preferred stock, shares issued				1,000	1,000
Aggregate shares of common stock issued					5,000,000
Series A Preferred Stock [Member]
Preferred stock, shares issued				1,000	1,000
Subsequent Event [Member]
Aggregate shares cancelled			19,500,000
Number of shares outstanding			20,000,000
Aggregate shares of common stock issued				8,763,367
Aggregate common stock issued, value				$ 29,900
Subsequent Event [Member] | Non-binding Preliminary Agreement [Member]
Business acquisition, cost	$ 200,000
Percentage of equity stake	51.00%
Subsequent Event [Member] | Series A Preferred Stock [Member]
Designated shares of preferred stock						1,000
Percentage of voting power						51.00%
Designation preferred stock, description						In addition, under Section 2 of the Series A Designation, the Company is prohibited from making any changes to the Series A designation without the affirmative vote of at least 60% of the outstanding shares of Series A.
Subsequent Event [Member] | Ali Kasa [Member]
Number of shares sold during period		5,000,000
Subsequent Event [Member] | Ali Kasa [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued						600
Subsequent Event [Member] | Waleed Badurik [Member]
Number of shares issued for services				5,000,000
Subsequent Event [Member] | Waleed Badurik [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued						400
Subsequent Event [Member] | Tiber Creek Corporation [Member]
Stock issued for, value			$ 100,000
Subsequent Event [Member] | Sage Interactive Sdn Bhd [Member] | Non-binding Preliminary Agreement [Member]
Issued and outstanding percentage of capital stock	100.00%
Subsequent Event [Member] | Sage Interactive MSC Sdn Bhd [Member] | Non-binding Preliminary Agreement [Member]
Issued and outstanding percentage of capital stock	100.00%
Subsequent Event [Member] | Celex Media Sdn Bhd [Member] | Non-binding Preliminary Agreement [Member]
Issued and outstanding percentage of capital stock	5.00%